Subsequent Events	6 Months Ended
Aug. 31, 2026
Subsequent Events [Abstract]
Subsequent Events

Note 3 — Subsequent Events

The Company has evaluated subsequent events through November 10, 2026, the date these unaudited condensed consolidated financial statements were available to be issued, and has determined that the following subsequent event requires disclosure.

Subsequent to August 31, 2026, the Company implemented a reorganization of certain of its subsidiaries and business functions, effective September 1, 2026. The Company is currently evaluating the accounting and disclosure impacts of the reorganization, and an estimate of its financial effect cannot be made at this time. The reorganization had no impact on the accompanying unaudited condensed consolidated financial statements as of and for the six months ended August 31, 2026.